THE DISCIPLINED GROWTH INVESTORS FUND
PORTFOLIO OF INVESTMENTS
January 31, 2021 (UNAUDITED)

		Value
	Shares	(Note 2)
COMMON STOCKS (69.22%)
COMMUNICATIONS (2.59%)
Media (2.59%)
Stamps.com, Inc. (a)	37,274	$8,510,027

TOTAL COMMUNICATIONS		8,510,027

CONSUMER DISCRETIONARY (14.57%)
Consumer Discretionary Products (4.37%)
Gentex Corp.	238,479	7,881,731
Gentherm, Inc. (a)	35,826	2,194,701
Under Armour, Inc. , Class A(a)	244,444	4,277,770
		14,354,202

Consumer Discretionary Services (2.10%)
Royal Caribbean Cruises, Ltd.	58,077	3,775,005
Strategic Education, Inc.	35,214	3,111,861
		6,886,866

Retail & Whsle - Discretionary (8.10%)
Nordstrom, Inc.	71,346	2,529,216
Sleep Number Corp. (a)	72,325	7,792,295
Stitch Fix, Inc. , Class A(a)	100,309	9,573,491
TJX Cos., Inc.	105,042	6,726,890
		26,621,892

TOTAL CONSUMER DISCRETIONARY		47,862,960

CONSUMER, CYCLICAL (0.48%)
Retail (0.48%)
MSC Industrial Direct Co., Inc. , Class A	20,443	1,585,763

TOTAL CONSUMER, CYCLICAL		1,585,763

ENERGY (3.15%)
Oil & Gas (3.15%)
Cabot Oil & Gas Corp.	322,602	5,913,295
Core Laboratories NV	28,475	939,106
Southwestern Energy Co. (a)	924,720	3,486,194
		10,338,595

TOTAL ENERGY		10,338,595

FINANCIALS (0.66%)
Banking (0.20%)
Cullen/Frost Bankers, Inc.	7,215	665,512

Specialty Finance (0.46%)
Deluxe Corp.	44,206	1,498,141

TOTAL FINANCIALS		2,163,653

		Value
	Shares	(Note 2)
HEALTH CARE (5.21%)
Health Care (5.21%)
Align Technology, Inc. (a)	17,156	$9,013,419
Intuitive Surgical, Inc. (a)	7,037	5,261,143
Myriad Genetics, Inc. (a)	102,968	2,836,768
		17,111,330

TOTAL HEALTH CARE		17,111,330

INDUSTRIALS (10.95%)
Industrial Products (7.02%)
Cognex Corp.	101,947	8,372,907
Graco, Inc.	43,386	2,991,031
Middleby Corp. (a)	38,044	5,163,332
Proto Labs, Inc. (a)	20,313	4,302,293
Snap-on, Inc.	12,480	2,246,275
		23,075,838

Industrial Services (3.93%)
Alarm.com Holdings, Inc. (a)	64,433	5,987,114
JetBlue Airways Corp. (a)	180,992	2,595,425
Landstar System, Inc.	30,964	4,316,382
		12,898,921

TOTAL INDUSTRIALS		35,974,759

TECHNOLOGY (31.61%)
Software & Tech Services (12.37%)
Akamai Technologies, Inc. (a)	69,798	7,749,672
Autodesk, Inc. (a)	30,657	8,505,172
FactSet Research Systems, Inc.	9,550	2,887,347
IHS Markit, Ltd.	27,705	2,412,551
Intuit, Inc.	17,496	6,320,080
Manhattan Associates, Inc. (a)	31,915	3,613,736
Open Text Corp.	92,927	4,162,200
Paychex, Inc.	16,838	1,470,294
RealPage, Inc. (a)	40,640	3,518,205
		40,639,257

Tech Hardware & Semiconductors (19.24%)
Arista Networks, Inc. (a)	3,982	1,224,704
Dolby Laboratories, Inc. , Class A	93,629	8,242,161
Garmin, Ltd.	72,972	8,381,564
InterDigital, Inc.	37,608	2,414,810
IPG Photonics Corp. (a)	12,927	2,888,280
Microchip Technology, Inc.	31,555	4,294,951
Plantronics, Inc.	114,633	3,636,159
Plexus Corp. (a)	82,180	6,321,285
Power Integrations, Inc.	91,650	7,382,407
Pure Storage, Inc. , Class A(a)	228,017	5,274,033
Super Micro Computer, Inc. (a)	176,951	5,485,481
Ubiquiti, Inc.	9,031	2,781,458
Viasat, Inc. (a)	112,319	4,890,369
		63,217,662

TOTAL TECHNOLOGY		103,856,919

TOTAL COMMON STOCKS
(Cost $129,108,664)		$227,404,006

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (16.97%)
COMMUNICATIONS (1.16%)
Cable & Satellite (0.30%)
Comcast Corp.
4.150% 10/15/2028	$840,000	$996,689

Entertainment Content (0.25%)
ViacomCBS, Inc.
3.700% 06/01/2028	720,000	817,304

Wireless Telecommunications Services (0.61%)
AT&T, Inc.
4.350% 03/01/2029	850,000	998,704
4.450% 04/01/2024	4,000	4,451
Verizon Communications, Inc.
4.329% 09/21/2028	840,000	1,000,406
		2,003,561

TOTAL COMMUNICATIONS		3,817,554

CONSUMER DISCRETIONARY (1.87%)
Airlines (0.24%)
Southwest Airlines Co.
3.000% 11/15/2026	756,000	806,610

Automobiles Manufacturing (0.25%)
General Motors Financial Co., Inc.
5.250% 03/01/2026	695,000	818,277

Consumer Services (0.25%)
Cintas Corp. No 2
3.700% 04/01/2027	710,000	816,077

Restaurants (0.27%)
McDonald's Corp., Series MTN
6.300% 03/01/2038	604,000	894,251

Retail - Consumer Discretionary (0.86%)
Advance Auto Parts, Inc.
1.750% 10/01/2027	750,000	766,392
Amazon.com, Inc.
5.200% 12/03/2025	885,000	1,067,455
Lowe's Cos., Inc.
3.650% 04/05/2029	865,000	991,074
		2,824,921

TOTAL CONSUMER DISCRETIONARY		6,160,136

CONSUMER STAPLES (0.49%)
Food & Beverage (0.24%)
Anheuser-Busch InBev Worldwide, Inc.
4.000% 04/13/2028	670,000	776,916

Mass Merchants (0.25%)
Costco Wholesale Corp.
2.750% 05/18/2024	760,000	817,133

TOTAL CONSUMER STAPLES		1,594,049

CONSUMER, NON-CYCLICAL (0.50%)
Pharmaceuticals (0.50%)
AbbVie, Inc.
4.250% 11/14/2028	695,000	823,595

	Principal	Value
	Amount	(Note 2)
CONSUMER, NON-CYCLICAL (continued)
Pharmaceuticals (continued)
CVS Health Corp.
4.300% 03/25/2028	$685,000	$805,179
		1,628,774

TOTAL CONSUMER, NON-CYCLICAL		1,628,774

ENERGY (1.48%)
Exploration & Production (0.23%)
Burlington Resources LLC
7.400% 12/01/2031	500,000	749,381

Pipeline (1.25%)
Boardwalk Pipelines LP
5.950% 06/01/2026	670,000	801,758
Enbridge Energy Partners LP
4.200% 09/15/2021	4,000	4,058
5.875% 10/15/2025	643,000	777,921
Enterprise Products Operating LLC
3.125% 07/31/2029	685,000	751,338
MPLX LP
2.650% 08/15/2030	965,000	988,486
ONEOK, Inc.
4.550% 07/15/2028	694,000	792,342
		4,115,903

TOTAL ENERGY		4,865,284

FINANCIALS (3.43%)
Banks (0.81%)
Truist Financial Corp., Series MTN
3.875% 03/19/2029	695,000	804,747
US Bancorp, Series DMTN
3.000% 07/30/2029	905,000	996,883
Wells Fargo & Co., Series GMTN
4.300% 07/22/2027	736,000	859,567
		2,661,197

Consumer Finance (0.24%)
American Express Co.
3.625% 12/05/2024	708,000	785,205

Diversified Banks (0.86%)
Bank of America Corp., Series L
4.183% 11/25/2027	715,000	820,042
Citigroup, Inc.
4.300% 11/20/2026	860,000	991,261
JPMorgan Chase & Co.
4.125% 12/15/2026	860,000	1,003,077
		2,814,380

Financial Services (0.53%)
Morgan Stanley, Series GMTN
3.700% 10/23/2024	900,000	998,249
Northern Trust Corp.
3M US L + 1.131% 05/08/2032	690,000	757,750
		1,755,999

Life Insurance (0.25%)
Principal Financial Group, Inc.
3.100% 11/15/2026	726,000	806,046

	Principal	Value
	Amount	(Note 2)
FINANCIALS (continued)
Property & Casualty Insurance (0.25%)
American International Group, Inc.
4.250% 03/15/2029	$700,000	$830,602

Real Estate (0.49%)
Simon Property Group LP
2.450% 09/13/2029	960,000	992,644
Welltower, Inc.
4.125% 03/15/2029	549,000	633,737
		1,626,381

TOTAL FINANCIALS		11,279,810

HEALTH CARE (0.49%)
Managed Care (0.49%)
Anthem, Inc.
3.650% 12/01/2027	731,000	841,901
UnitedHealth Group, Inc.
3.750% 07/15/2025	691,000	782,923
		1,624,824

TOTAL HEALTH CARE		1,624,824

INDUSTRIALS (2.52%)
Aerospace & Defense (0.45%)
Lockheed Martin Corp.
3.100% 01/15/2023	680,000	713,741
Raytheon Technologies Corp.
4.125% 11/16/2028	640,000	753,480
		1,467,221

Engineering & Construction (0.22%)
Fluor Corp.
4.250% 09/15/2028	725,000	725,058

Industrial Other (0.26%)
General Electric Co., Series MTN
5.875% 01/14/2038	653,000	873,668

Railroad (0.52%)
Burlington Northern Santa Fe LLC
3.000% 03/15/2023	2,000	2,101
3.400% 09/01/2024	875,000	958,462
Union Pacific Corp.
3.950% 09/10/2028	637,000	743,070
		1,703,633

Transportation & Logistics (0.56%)
FedEx Corp.
3.300% 03/15/2027	756,000	844,851
United Parcel Service, Inc.
6.200% 01/15/2038	660,000	1,003,395
		1,848,246

Waste & Environment Services & Equipment (0.51%)
Republic Services, Inc.
3.375% 11/15/2027	735,000	831,713
Waste Management, Inc.
3.150% 11/15/2027	745,000	838,356
		1,670,069

TOTAL INDUSTRIALS		8,287,895

	Principal	Value
	Amount	(Note 2)
MATERIALS (0.25%)
Chemicals (0.25%)
DuPont de Nemours, Inc.
4.725% 11/15/2028	$666,000	$809,975

TOTAL MATERIALS		809,975

TECHNOLOGY (0.25%)
Semiconductors (0.25%)
Analog Devices, Inc.
3.900% 12/15/2025	711,000	809,084

TOTAL TECHNOLOGY		809,084

UTILITIES (4.53%)
Utilities (4.53%)
American Electric Power Co., Inc.
3.200% 11/13/2027	731,000	818,528
Black Hills Corp.
3.150% 01/15/2027	700,000	772,030
CenterPoint Energy, Inc.
4.250% 11/01/2028	685,000	806,549
CMS Energy Corp.
3.450% 08/15/2027	700,000	796,369
DTE Energy Co.
3.800% 03/15/2027	680,000	782,502
Duke Energy Corp.
3.400% 06/15/2029	660,000	742,072
Eastern Energy Gas Holdings LLC, Series B
3.000% 11/15/2029	755,000	822,287
Edison International
2.400% 09/15/2022	745,000	763,453
Interstate Power and Light Co.
3.400% 08/15/2025	723,000	797,709
ITC Holdings Corp.
4.050% 07/01/2023	540,000	581,150
National Rural Utilities Cooperative Finance Corp.
3.400% 02/07/2028	680,000	775,855
NiSource, Inc.
2.950% 09/01/2029	920,000	1,001,433
PacifiCorp
5.250% 06/15/2035	592,000	807,948
Potomac Electric Power Co.
3.600% 03/15/2024	698,000	755,868
PPL Capital Funding, Inc.
4.125% 04/15/2030	665,000	786,102
PSEG Power LLC
4.300% 11/15/2023	675,000	737,744
Puget Energy, Inc.
3.650% 05/15/2025	725,000	800,534
Sempra Energy
3.750% 11/15/2025	699,000	785,429
WEC Energy Group, Inc.
1.375% 10/15/2027	740,000	747,378
		14,880,940

TOTAL UTILITIES		14,880,940

TOTAL CORPORATE BONDS
(Cost $51,520,762)		$55,758,325

	Principal	Value
	Amount	(Note 2)
FOREIGN CORPORATE BONDS (0.80%)
ENERGY (0.50%)
Exploration & Production (0.24%)
Canadian Natural Resources, Ltd.
3.850% 06/01/2027	$690,000	$777,615

Pipeline (0.26%)
TransCanada PipeLines, Ltd.
7.250% 08/15/2038	572,000	849,829

TOTAL ENERGY		1,627,444

FINANCIALS (0.30%)
Diversified Banks (0.30%)
Royal Bank of Canada, Series GMTN
4.650% 01/27/2026	850,000	1,000,325

TOTAL FINANCIALS		1,000,325

TOTAL FOREIGN CORPORATE BONDS
(Cost $2,477,579)		$2,627,769

FOREIGN GOVERNMENT BONDS (0.23%)
Corp Andina de Fomento
4.375% 06/15/2022	712,000	749,387

TOTAL FOREIGN GOVERNMENT BONDS
(Cost $728,416)		$749,387

GOVERNMENT & AGENCY OBLIGATIONS (9.35%)
U.S. Treasury Notes
0.125% 12/31/2022	20,000,000	20,005,469
2.000% 10/31/2021	545,000	552,811
2.000% 12/31/2021	10,000,000	10,175,924
		30,734,204

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $30,742,053)		$30,734,204

				Value
	Yield		Shares	(Note 2)
SHORT TERM INVESTMENTS (1.46%)
MONEY MARKET FUND (1.46%)
Fidelity Investments Money Market Government Portfolio - Class I	0.010	%(b)	4,811,897	4,811,897

TOTAL SHORT TERM INVESTMENTS
(Cost $4,811,897)				$4,811,897

TOTAL INVESTMENTS (98.03%)
(Cost $219,389,371)				$322,085,588

Other Assets In Excess Of Liabilities (1.97%)				6,458,682

NET ASSETS (100.00%)				$328,544,270

(a)	Non-Income Producing Security.
(b)	Represents the 7-day yield.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Common Abbreviations:

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

PLC - Public Limited Company.

Libor Rates:

3M US L - 3 Month LIBOR as of January 31, 2021 was 0.20%

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of
Investments

January 31, 2021 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Portfolio of Investments. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Portfolio of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board” and the “Trustees”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of
Investments

January 31, 2021 (Unaudited)

When such prices or quotations are not available, or when Disciplined Growth Investors, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of
Investments

January 31, 2021 (Unaudited)

The following is a summary of each input used to value the Fund as of January 31, 2021:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$227,404,006	$–	$–	$227,404,006
Corporate Bonds(a)	–	55,758,325	–	55,758,325
Foreign Corporate Bonds(a)	–	2,627,769	–	2,627,769
Foreign Government Bonds	–	749,387	–	749,387
Government & Agency Obligations	–	30,734,204	–	30,734,204
Short Term Investments	4,811,897	–	–	4,811,897
TOTAL	$232,215,903	$89,869,685	$–	$322,085,588

(a)	For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.

For the nine months ended January 31, 2021, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.

Libor Risk: In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Funds or the Fund’s investments cannot yet be determined.